Accrued expenses (Tables)	12 Months Ended
Jun. 30, 2022
Accrued Expenses
Schedule of Accrued Expenses

	2022 A$	2021 A$
	Consolidated Group
	2022 A$	2021 A$
Current
Accrued expenses	477,144	310,835
Salaries payable	34,704	145,305
	511,848	456,140
Non-Current
Salaries payable	76,504	1,117,033
	76,504	1,117,033